SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - RSUs [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Shares:
Outstanding at the beginning of year | shares	1,397,300
Granted | shares
Vested | shares	(366,398)
Cancelled | shares	(338,582)
Outstanding at the end of year | shares	692,320
Expected to vest after December 31, 2015 | shares	605,061
Weighted average grant date fair value
Outstanding, beginning balance | $ / shares	$ 12.45
Granted | $ / shares
Vested | $ / shares	$ 12.39
Cancelled | $ / shares	12.11
Outstanding, ending balance | $ / shares	12.64
Expected to vest after December 31, 2015 | $ / shares	$ 12.64